Significant Balance Sheet Components - Schedule of Accrued Expenses and Other Current Liabilities (Details) - BOLT THREADS, INC. [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Significant Balance Sheet Components - Schedule of Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Accrued professional services	$ 714	$ 407
Accrued payroll and benefits	304	581
Accrued interest expense	9
Other accrued expenses	26	13
Total accrued expenses and other current liabilities	$ 1,053	$ 1,001